Financial instruments and risk management - Cash flow hedge relationships and currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / $ $ / $ ₩ / $ € / $ ¥ / $	Dec. 31, 2024 USD ($) $ / $ $ / $ € / £ € / SFr $ / £ € / $ ¥ / $	Dec. 31, 2025 EUR (€) $ / $ $ / $ € / $ ₩ / $ ¥ / $	Dec. 31, 2024 EUR (€) $ / $ $ / $ € / £ € / SFr $ / £ € / $ ¥ / $
Forward foreign exchange contracts
Risk management
Notional amount	$ 1,400	$ 2,400
Currency risk | United States of America, Dollars
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%
Percentage of increase in risk variable used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%
Increase / (decrease) in income statement	$ 1
Increase / (decrease) in income statement	(1)
Increase / (decrease) in OCI	(46)	$ (40)
Increase / (decrease) in OCI	46	40
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 45	$ 40
Currency risk | Forward foreign exchange contracts | United States of America, Dollars
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 144	$ 48
Percentage of increase in risk variable used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%
Increase / (decrease) in income statement	$ (6)	$ (7)
Increase / (decrease) in income statement	6	7
Increase / (decrease) in OCI	(138)	(41)
Increase / (decrease) in OCI	129	41
Currency risk | Cash flow hedges
Risk management
Notional amount	1,428	2,415
Carrying value assets/ (liabilities)	$ 18	$ 30
Currency risk | Cash flow hedges | Sell Euros | In one year
Risk management
Average strike | € / $	1.17		1.17
Notional amount	$ 390
Carrying value assets/ (liabilities)	$ (4)
Currency risk | Cash flow hedges | Sell Euros | 1 - 3 years
Risk management
Average strike | € / $	1.2		1.2
Notional amount	$ 390
Carrying value assets/ (liabilities)	$ (1)
Currency risk | Cash flow hedges | Sell Australian Dollars | In one year
Risk management
Average strike | $ / $	0.65		0.65
Notional amount	$ 110
Carrying value assets/ (liabilities)	$ (3)
Currency risk | Cash flow hedges | Sell Australian Dollars | 1 - 3 years
Risk management
Average strike | $ / $	0.65		0.65
Notional amount	$ 110
Carrying value assets/ (liabilities)	$ (1)
Currency risk | Cash flow hedges | Sell Canadian Dollars | In one year
Risk management
Average strike | $ / $	1.36		1.36
Notional amount	$ 53
Currency risk | Cash flow hedges | Sell Canadian Dollars | 1 - 3 years
Risk management
Average strike | $ / $	1.35		1.35
Notional amount	$ 53
Currency risk | Cash flow hedges | Sell Japanese Yen | In one year
Risk management
Average strike | ¥ / $	140		140
Notional amount	$ 131
Carrying value assets/ (liabilities)	$ 14
Currency risk | Cash flow hedges | Sell Japanese Yen | 1 - 3 years
Risk management
Average strike | ¥ / $	140		140
Notional amount	$ 131
Carrying value assets/ (liabilities)	$ 10
Currency risk | Cash flow hedges | Sell South Korean Won | In one year
Risk management
Average strike | ₩ / $	1,372		1,372
Notional amount	$ 31
Carrying value assets/ (liabilities)	$ 2
Currency risk | Cash flow hedges | Sell South Korean Won | 1 - 3 years
Risk management
Average strike | ₩ / $	1,366		1,366
Notional amount	$ 29
Carrying value assets/ (liabilities)	1
Currency risk | Cash flow hedges | Sell Euros (net) for US Dollars
Risk management
Average strike | € / $		1.1		1.1
Notional amount		$ 570
Carrying value assets/ (liabilities)		$ 10
Currency risk | Cash flow hedges | Buy Pound sterling (net) for US Dollars
Risk management
Average strike | $ / £		1.24		1.24
Notional amount		$ 438
Currency risk | Cash flow hedges | Sell Euros (net) for Pound sterling
Risk management
Average strike | € / £		0.85		0.85
Notional amount		$ 335
Carrying value assets/ (liabilities)		$ 2
Currency risk | Cash flow hedges | Sell Singapore Dollars (net) for US Dollars
Risk management
Average strike | $ / $		1.32		1.32
Notional amount		$ 174
Carrying value assets/ (liabilities)		$ 4
Currency risk | Cash flow hedges | Buy Swiss Franc (net) for Euros
Risk management
Average strike | € / SFr		0.93		0.93
Notional amount		$ 134
Currency risk | Cash flow hedges | Sell Australian Dollars (net) for Singapore Dollars
Risk management
Average strike | $ / $		0.87		0.87
Notional amount		$ 122
Carrying value assets/ (liabilities)		$ 3
Currency risk | Cash flow hedges | Sell Japanese Yen (net) for Singapore Dollars
Risk management
Average strike | ¥ / $		110		110
Notional amount		$ 101
Carrying value assets/ (liabilities)		3
Currency risk | Cash flow hedges | Other currencies
Risk management
Notional amount		541
Carrying value assets/ (liabilities)		8
Currency risk | Net investment hedge | EUR corporate bond
Risk management
Carrying Amount Liabilities	$ (588)	$ (520)	€ (500)	€ (500)
Currency risk | Net investment hedge | Euro corporate bond | United States of America, Dollars
Risk management
Carrying Amount Liabilities | €			€ (500)